UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21032
CREDIT SUISSE SHORT DURATION FUND
(Exact name of registrant as specified in charter)
c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)
J. Kevin Gao, Esq. 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 875-3500

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2005 to March 31, 2005

Item 1:                   Schedule of Investments

Credit Suisse Short Duration Bond Fund

Schedule of Investments

March 31, 2005 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (37.8%)
Automobiles (0.2%)
$200	Lear Corp., Series B, Company Guaranteed Notes	(BBB- , Baa3)	05/15/05	7.960	$200,947

Building Products (0.5%)
400	American Standard, Inc., Company Guaranteed Notes	(BBB- , Baa3)	04/15/05	7.375	400,446

Cable (1.3%)
1,000	Comcast Cable Communications, Inc., Global Notes	(BBB , Baa3)	05/01/07	8.375	1,077,691

Chemicals (0.1%)
100	Georgia Gulf Corp., Notes	(BBB- , Ba3)	11/15/05	7.625	102,125

Consumer Products/Tobacco (0.6%)
500	Leggett & Platt, Inc., Series MTN1, Notes	(A+ , A2)	06/02/08	6.330	527,856

Diversified Financials (7.6%)
500	Capital One Financial Corp., Notes	(BBB- , Baa3)	05/01/06	7.250	516,671
345	Countrywide Home Loans, Inc., Series MTN, Global Notes	(A , A3)	05/21/08	3.250	330,479
1,340	Countrywide Home Loans, Inc., Series MTNL, Global Company Guaranteed Notes #	(A , A3)	04/12/05	2.700	1,339,898
400	Ford Motor Credit Co., Global Notes	(BBB- , A3)	01/15/10	5.700	377,168
1,770	General Electric Capital Corp., Series MTNA, Global Notes	(AAA , Aaa)	03/15/07	5.375	1,809,101
575	JPMorgan Chase & Co., Global Notes	(A+ , Aa3)	03/15/09	3.500	552,389
525	MBNA America Bank, Rule 144A, Subordinated Notes ‡	(BBB , Baa2)	03/15/08	6.750	556,186
500	PPL Capital Funding, Inc., Series A, Company Guaranteed Notes	(BBB- , Baa3)	03/01/09	4.330	486,888
295	Prudential Financial, Inc., Senior Notes	(A- , A3)	11/15/06	4.104	296,085
					6,264,865

Electric (6.3%)
730	American Electric Power Company, Inc., Series A, Global Notes	(BBB , Baa3)	05/15/06	6.125	746,434
500	Consolidated Edison Company of New York, Debentures	(A , A1)	05/01/10	8.125	575,222
1,200	Dominion Resources, Inc., Series A, Notes	(BBB+ , Baa1)	11/15/06	3.660	1,191,090
895	FPL Group Capital, Inc., Notes	(A- , A2)	04/11/06	3.250	889,621
375	FPL Group Capital, Inc., Notes	(A- , A2)	02/16/07	4.086	374,246
505	Midwest Energy, Inc., Senior Notes	(BBB+ , Baa2)	10/15/09	8.700	578,742
382	Pacific Gas & Electric Co., First Mortgage Notes #	(BBB , Baa1)	04/03/06	3.260	383,085
500	Public Service Company of New Mexico, Senior Notes	(BBB , Baa2)	09/15/08	4.400	495,350
					5,233,790

Finance (6.6%)
500	Bank One Corp., Global Notes	(A+ , Aa3)	08/01/08	6.000	523,476
525	Erac USA Finance Co., Rule 144A, Notes ‡	(BBB+ , Baa1)	05/01/05	8.250	526,907
600	Franklin Resources, Inc., Notes	(A , A2)	04/15/08	3.700	589,874
985	Goldman Sachs Group, Inc., Global Notes	(A+ , Aa3)	01/15/08	4.125	977,332
1,000	Lehman Brothers Holdings, Inc., Global Notes	(A , A1)	01/22/08	4.000	987,663
850	Merrill Lynch & Company, Inc., Series MTNB, Notes	(A+ , Aa3)	07/15/08	3.125	813,226
1,000	Morgan Stanley, Global Bonds	(A+ , Aa3)	04/01/07	5.800	1,028,564
					5,447,042

Food (2.5%)
200	Archer-Daniels-Midland Co., Debentures	(A+ , A2)	01/15/06	10.250	208,962

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

500	Sara Lee Corp., Notes	(A , A3)	06/15/06	1.950	$488,094
1,370	Unilever Capital Corp., Global Company Guaranteed Notes	(A+ , A1)	11/01/05	6.875	1,404,448
					2,101,504

Gaming (0.5%)
200	Harrah’s Operating Company, Inc., Company Guaranteed Notes	(BB+ , Ba1)	12/15/05	7.875	204,500
200	MGM Mirage, Inc., Company Guaranteed Notes	(BB- , Ba3)	06/01/07	9.750	216,000
					420,500

Gas (1.0%)
800	Sempra Energy, Notes	(BBB+ , Baa1)	12/01/05	6.950	816,674

Healthcare Services (0.7%)
200	Caremark Rx, Inc., Senior Notes	(BBB- , Baa3)	10/01/06	7.375	208,143
200	HCA, Inc., Notes	(BB+ , Ba2)	06/15/05	6.910	202,249
200	Manor Care, Inc., Senior Notes	(BBB , Baa3)	06/15/06	7.500	207,073
					617,465

Insurance (3.3%)
2,205	American International Group, Inc., Global Notes	(AAA , Aaa)	05/15/08	2.875	2,102,620
635	Berkshire Hathaway Finance Corp., Rule 144A, Senior Notes ‡#	(AAA , Aaa)	01/11/08	2.660	635,729
					2,738,349

Lodging (0.3%)
250	Caesars Entertainment, Inc., Senior Subordinated Notes	(BB- , Ba2)	12/15/05	7.875	255,937

Media (1.4%)
940	AOL Time Warner, Inc., Global Company Guaranteed Notes	(BBB+ , Baa1)	05/01/05	5.625	941,455
230	Cox Communications, Inc., Notes	(BBB- , Baa3)	08/15/06	7.750	240,138
					1,181,593

Oil & Gas (1.3%)
500	Pemex Project Funding Master Trust, Rule 144A, Company Guaranteed Notes ‡	(BBB , Baa1)	06/01/07	9.000	543,500
500	Pemex Project Funding Master Trust, Rule 144A, Notes ‡#	(BBB- , Baa1)	06/15/10	4.310	511,250
					1,054,750

Paper & Forest Products (0.2%)
175	Georgia-Pacific Corp., Notes	(BB+ , Ba3)	05/15/06	7.500	179,375

Restaurants (0.1%)
85	Yum! Brands, Inc., Senior Notes	(BBB- , Baa3)	04/15/06	8.500	88,737

Retail Stores (0.3%)
200	Pep Boys - Manny, Moe & Jack, Series MTNB, Notes	(BB- , B2)	07/07/06	6.920	203,000

Telecommunications (3.0%)
305	360 Communications Co., Senior Notes	(A , A2)	03/01/06	7.500	315,166
650	AT&T Wireless Services, Inc., Global Senior Notes	(A , Baa2)	03/01/06	7.350	670,328
230	Cingular Wireless LLC, Global Senior Notes	(A , Baa2)	12/15/06	5.625	235,058
500	Qwest Services Corp., Rule 144A, Notes (Callable 12/15/05 @ $106.50) ‡#	(B , Caa1)	12/15/07	13.500	558,750
685	Verizon Global Funding Corp., Global Notes	(A+ , A2)	06/15/07	6.125	710,890
					2,490,192
TOTAL CORPORATE BONDS (Cost $31,726,241)					31,402,838

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

ASSET BACKED SECURITIES (25.1%)
$41	AQ Finance NIM Trust, Series 2002-NA4 #	(BBB , Aaa)	09/25/32	10.330	$7,335
138	Bay View Auto Trust, Series 2002-LJ1, Class A3 #	(AAA , Aaa)	12/25/07	2.920	137,296
192	Caterpillar Financial Asset Trust, Series 2002-A, Class A3 #	(AAA , Aaa)	02/25/08	3.150	192,002
1,230	Caterpillar Financial Asset Trust, Series 2004-A, Class A3 #	(AAA , Aaa)	01/26/09	3.130	1,215,268
1,057	Centex Home Equity, Series 2000-C, Class A4	(AAA , Aaa)	05/25/29	7.720	1,073,001
1,002	Citifinancial Mortgage Securities, Inc., Series 2003-2, Class AF2 #	(AAA , Aaa)	05/25/33	2.126	995,361
751	Countrywide Asset-Backed Certificates, Series 2001-BC1, Class A6	(AAA , Aaa)	11/25/31	6.565	762,044
768	Countrywide Home Equity Loan Trust, Series 2001-1, Class AF6	(AAA , Aaa)	07/25/31	6.434	772,342
349	GE Capital Mortgage Services, Inc., Series 1998-HE1, Class A7 #	(AAA , Aaa)	06/25/28	6.465	348,663
169	GE Capital Mortgage Services, Inc., Series 1999-HE2, Class A5	(AAA , Aaa)	03/25/29	7.510	170,792
1,901	GMAC Mortgage Corporation Loan Trust, Series 2003-HE2, Class A2	(AAA , Aaa)	06/25/25	3.140	1,892,667
1,155	Harley-Davidson Motorcycle Trust, Series 2004-2, Class A2 #	(AAA , Aaa)	02/15/12	3.560	1,132,983
262	IMC Home Equity Loan Trust, Series 1997-5, Class A10 #	(AAA , Aaa)	11/20/28	6.880	264,959
425	Indymac Home Equity Loan Asset-Backed Trust, Series 2000-C, Class AF6	(AAA , Aaa)	02/25/30	7.340	427,139
925	Indymac Home Equity Loan Asset-Backed Trust, Series 2004-2, Class A #	(AAA , Aaa)	09/28/36	3.050	927,746
256	Mellon Residential Funding Corp., Series 1998-TBC1, Class A3 #	(AAA , Aaa)	10/25/28	3.728	258,668
637	Mortgage Lenders Network Home Equity Loan, Series 1998-2, Class A1	(AAA , Aaa)	07/25/29	6.605	645,614
998	MSDWCC Heloc Trust,, Series 2005-1, Class A #	(AAA , Aaa)	07/25/17	3.040	997,541
1,330	New Century Home Equity Loan Trust, Series 2003-5, Class AI3 #	(AAA , Aaa)	11/25/33	3.560	1,324,392
1,080	Nissan Auto Lease Trust, Series 2004-A, Class A3	(AAA , Aaa)	08/15/07	2.900	1,066,026
1,090	Nissan Auto Receivables Owner Trust, Series 2004-C, Class A2 #	(AAA , Aaa)	12/15/06	2.430	1,084,550
665	PG&E Energy Recovery Funding LLC, Series 2005-1, Class A1	(AAA , Aaa)	09/25/08	3.320	663,598
240	Residential Asset Mortgage Products, Inc., Series 2001-RS3, Class AI4 #	(AAA , Aaa)	10/25/31	6.290	240,972
2,550	Residential Funding Mortgage Securities I, Series 2003-HI2, Class A4 #	(AAA , Aaa)	05/25/17	2.770	2,531,888
370	Vanderbilt Mortgage Finance, Series 1998-C, Class 1B1 #	(BBB , Baa1)	02/07/15	6.970	373,948
1,375	Whole Auto Loan Trust, Series 2003-1, Class A4 #	(AAA , Aaa)	03/15/10	2.580	1,345,502
TOTAL ASSET BACKED SECURITIES (Cost $21,119,027)					20,852,297

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

MORTGAGE-BACKED SECURITIES (30.7%)
$1,345	Bank of America Mortgage Securities, Inc., Series 2004-E, Class 2A3 #	(AAA , Aaa)	06/25/34	4.124	$1,336,513
1,365	Fannie Mae Global Notes ‡‡	(AAA , Aaa)	06/15/06	2.500	1,344,352
2,356	Fannie Mae Pool #254591 ‡‡	(AAA , Aaa)	01/01/18	5.500	2,403,835
645	Fannie Mae Pool #255377 ‡‡	(AAA , Aaa)	08/01/34	7.000	679,942
631	Fannie Mae Pool #255416 ‡‡	(AAA , Aaa)	08/01/34	7.000	664,640
1,545	Fannie Mae Pool #313409 ‡‡	(AAA , Aaa)	03/01/12	6.500	1,614,247
678	Fannie Mae Pool #535546 ‡‡	(AAA , Aaa)	12/01/14	5.500	692,596
675	Fannie Mae Pool #545162 ‡‡	(AAA , Aaa)	12/01/13	6.500	705,683
1,411	Fannie Mae Pool #571868 ‡‡	(AAA , Aaa)	05/01/14	6.000	1,458,448
158	Fannie Mae Pool #633075 ‡‡#	(AAA , Aaa)	02/01/32	5.405	163,688
464	Fannie Mae Pool #651933 ‡‡#	(AAA , Aaa)	07/01/32	5.117	471,972
877	Fannie Mae Pool #674704 ‡‡	(AAA , Aaa)	01/01/18	5.500	895,021
1,946	Fannie Mae Pool #675346 ‡‡#	(AAA , Aaa)	12/01/32	4.540	1,955,621
1,381	Fannie Mae Pool #735196 ‡‡#	(AAA , Aaa)	11/01/34	4.067	1,379,373
1,300	Federal Home Loan Bank ‡‡	(AAA , Aaa)	08/15/06	2.875	1,284,123
216	Federal Home Loan Mortgage Corp., Series 2474, Class NE ‡‡	(AAA , Aaa)	07/15/17	5.000	217,779
745	Federal Home Loan Mortgage Corp., Structured Pass-through Securities, Series H008, Class A3 ‡‡#	(AAA , Aaa)	06/15/07	2.290	742,299
39	Federal National Mortgage Association, Series 2001-63, Class AQ	(AAA , Aaa)	01/25/31	5.750	38,680
105	Federal National Mortgage Association, Series 2002-57, Class BC	(AAA , Aaa)	06/25/15	5.500	105,178
115	Federal National Mortgage Association, Series 2002-70, Class BK ‡‡‡#	(AAA , Aaa)	12/25/14	5.000	114,659
505	Federal National Mortgage Association, Series 2002-W7, Class A3 ‡‡	(AAA , Aaa)	01/25/25	5.250	505,440
697	Freddie Mac Pool #1B1994 ‡‡#	(AAA , Aaa)	09/01/34	4.759	694,812
566	Freddie Mac Pool #789806 ‡‡#	(AAA , Aaa)	09/01/32	5.097	572,715
827	GE Capital Commercial Mortgage Corp., Series 2001-3, Class A1 #	(AAA , Aaa)	06/10/38	5.560	847,838
1,146	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CB9, Class A1 #	(AAA , Aaa)	06/12/41	3.475	1,121,034
446	Master Adjustable Rate Mortgages Trust, Series 2003-1, Class 2A1 #	(AAA , Aaa)	12/25/32	4.650	441,292
2,188	Morgan Stanley Capital I, Series 2003-T11, Class A1 #	(AAA , Aaa)	06/13/41	3.260	2,135,536
875	Washington Mutual, Series 2005-AR4, Class A2A	(AAA , Aaa)	04/25/35	4.216	875,000
TOTAL MORTGAGE-BACKED SECURITIES (Cost $25,650,734)					25,462,316

FOREIGN BONDS (2.9%)
Banks (1.0%)
800	Korea Exchange Bank, Subordinated Notes (South Korea) #	(B- , Baa3)	06/30/10	13.750	816,109

Sovereign (0.6%)
500	Government of Russia, Series VI, Debentures (Russia)	(BBB-, Ba1)	05/14/06	3.000	491,350

Telecommunications (1.3%)
515	Deutsche Telekom International Finance BV, Global Company Guaranteed Notes (Netherlands) #	(A- , Baa1)	06/15/05	8.250	519,993
550	France Telecom SA, Global Notes (France) #	(A- , Baa1)	03/01/06	7.450	567,143
					1,087,136
TOTAL FOREIGN BONDS (Cost $2,648,176)					2,394,595

Contracts		Maturity	Rate%	Value

OPTIONS PURCHASED (0.0%)
Call Options (0.0%)
23,840	Japanese Yen, strike $0.009, expires 04/26/05 (cost $2,132)			$2,718

Put Options (0.0%)
23,840	Japanese Yen, strike $0.009, expires 04/26/05 (cost $2,176)			1,454

TOTAL OPTIONS PURCHASED (Cost $4,308)				4,172

Par (000)

SHORT-TERM INVESTMENT (1.5%)
$1,265	United States Treasury Bills (Cost $1,258,473)	06/09/05	2.730	1,258,579

TOTAL INVESTMENTS AT VALUE (98.0%) (Cost $82,406,959)				81,374,797

OTHER ASSETS IN EXCESS OF LIABILITIES (2.0%)				1,668,662

NET ASSETS (100.0%)				$83,043,459

OPEN OPTION CONTRACTS WRITTEN

Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
S&P 500 Put Option	26	3.00	4/16/05	$7,800

OPEN FUTURES CONTRACTS

Futures Contracts	Number of Contracts	Expiration Date	Contract Amount	Contract Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 2 Year Notes Futures	141	6/30/05	$29,268,976	$29,171,578	$(97,398)

U.S. Treasury 5 Year Notes Futures	(106)	6/21/05	(11,422,557)	(11,351,937)	70,620

			$17,846,419	$17,819,641	$(26,778)

†      Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.

‡      Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold  in transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2005, these securities amounted to a value of $3,332,322 or 4.01% of net assets.

‡‡    Collateral segregated for futures contracts.

‡‡‡  A portion of the security is pledged as collateral for options written.

#      Variable rate obligations – The interest rate shown is the rate as of March 31, 2005.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

Federal Income Tax Cost – At March 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $82,406,959, $254,843, $(1,287,005) and $(1,032,162), respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE SHORT DURATION FUND

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	May 26, 2005

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	May 26, 2005